Shareholders' Equity - Schedule of Items Reclassified Out of Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales	$ (8,049)	$ (8,999)	$ (8,493)
Selling, general and administrative expenses	(1,649)	(1,631)	(1,454)
Research and development expenses	(2,077)	(2,100)	(1,901)
Other components of pension benefit costs	(15)	(19)	(11)
Income tax benefit (expense)	(313)	(541)	(520)
Net income	1,565	4,222	3,966
Attributable to noncontrolling interest	(8)	(11)	(6)
Net income attributable to parent company stockholders	1,557	4,211	3,960
Reclassification out of accumulated other comprehensive income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	8	(1)	(173)
Attributable to noncontrolling interest	0	0	0
Net income attributable to parent company stockholders	8	(1)	(173)
Reclassification out of accumulated other comprehensive income | Gains (Losses) on Cash Flow Hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax benefit (expense)	(2)	0	27
Net income	14	5	(170)
Reclassification out of accumulated other comprehensive income | Gains (Losses) on Cash Flow Hedges | Foreign exchange contract
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales	13	1	(129)
Selling, general and administrative expenses	1	1	(15)
Research and development expenses	2	3	(53)
Reclassification out of accumulated other comprehensive income | Amortization of actuarial gains (losses)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other components of pension benefit costs	(8)	(6)	(3)
Reclassification out of accumulated other comprehensive income | Amortization of prior service cost
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other components of pension benefit costs	0	(1)	(1)
Income tax benefit (expense)	2	1	1
Net income	$ (6)	$ (6)	$ (3)